Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 1,072,065	¥ 722,492
Accumulated depreciation and amortization	(419,179)	(292,403)
Property and equipment, net	652,886	430,089		$ 102,452
Depreciation and amortization expenses	135,497	98,046	¥ 75,775
Electronic devices
Property, Plant and Equipment [Line Items]
Property and equipment	229,328	175,633
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment	7,323	2,839
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment	139,886	79,644
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property and equipment	444,044	237,610
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment	50,355	25,637
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 201,129	¥ 201,129